Consolidated Statements of Shareholders's Equity (Deficit) - USD ($)	Share capital	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive (loss) income	Non-controlling interests	Total
Balance at Jun. 30, 2017	$ 1,106	$ 55,139,763	$ (35,389,829)	$ (4,139,390)		$ 15,611,650
Balance, Shares at Jun. 30, 2017	11,061,679
Issuance of ordinary shares for professional services	$ 80	871,920				872,000
Issuance of ordinary shares for professional services, Shares	800,000
Issuances of ordinary shares in connection with a private placement	$ 180	1,176,127				1,176,307
Issuances of ordinary shares in connection with a private placement, Shares	1,798,635
Cancellation for escrow shares	$ (100)	100
Cancellation for escrow shares, Shares	(1,000,000)
Cancellation for dividend payable			35,000,000			35,000,000
Net income (loss)			(82,889,335)			(82,889,335)
Foreign currency translation adjustment				7,422,092		7,422,092
Balance at Jun. 30, 2018	$ 1,266	57,187,910	(83,279,164)	3,282,702		(22,807,286)
Balance, Shares at Jun. 30, 2018	12,660,314
Issuance of ordinary shares for professional services	$ 15	122,985				123,000
Issuance of ordinary shares for professional services, Shares	150,000
Issuances of ordinary shares in connection with a private placement	$ 1,052	5,498,948				5,500,000
Issuances of ordinary shares in connection with a private placement, Shares	10,525,000
Issuance of ordinary shares in connection with registered direct offering, net of transaction cost	$ 285	2,365,350				2,365,635
Issuance of ordinary shares in connection with registered direct offering, net of transaction cost, Shares	2,845,000
Disposition of Elite and its subsidiary		(47,549,581)	47,549,581	(4,087,000)		(4,087,000)
Net income (loss)			27,555,442			27,555,442
Foreign currency translation adjustment				502,076		502,076
Balance at Jun. 30, 2019	$ 2,618	17,625,612	(8,174,141)	(302,222)		9,151,867
Balance, Shares at Jun. 30, 2019	26,180,314
Issuances of ordinary shares in connection with acquisition of a subsidiary (Note 6)	$ 1,000	3,399,000			5,675,416	9,075,416
Issuances of ordinary shares in connection with acquisition of a subsidiary (Note 6), shares	10,000,000
Issuance of ordinary shares for professional services	$ 1	4,416				4,417
Issuance of ordinary shares for professional services, Shares	8,334
Issuances of ordinary shares in connection with a private placement	$ 900	4,539,450				4,540,350
Issuances of ordinary shares in connection with a private placement, Shares	9,000,000
Net income (loss)			(2,106,600)		(15,827)	(2,122,427)
Foreign currency translation adjustment				(50,427)		(50,427)
Balance at Jun. 30, 2020	$ 4,519	$ 25,568,478	$ (10,280,741)	$ (352,649)	$ 5,659,589	$ 14,939,607
Balance, Shares at Jun. 30, 2020	45,188,648